Offerings - Offering: 1	Sep. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	0.6725
Maximum Aggregate Offering Price	$ 3,362,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 464.36
Offering Note	This Registration Statement covers, in addition to the number of shares of Surf Air Mobility Inc., a Delaware corporation (the "Company"), common stock, par value $0.0001 per share (the "Common Stock"), stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended the ("Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Surf Air Mobility Inc. 2026 Inducement Plan the ("Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. The "Amount Registered" represents 5,000,000 shares of Common Stock reserved for issuance under the Plan. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and based on the average of the high and low sales price of the Common Stock, as quoted on the New York Stock Exchange on September 1, 2026.